Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - 6 months ended Mar. 31, 2026 - USD ($)	Class A Shares Common Stock	Class B Shares Common Stock	Additional paid-in capital	Statutory reserves	Accumulated deficit	Accumulated other comprehensive loss	Non- controlling interests	Total
Balance at Sep. 30, 2025	$ 149,099	$ 700	$ 36,124,066	$ 1,497,772	$ (28,543,211)	$ (2,228,612)	$ 3,961,521	$ 10,961,335
Balance (in Shares) at Sep. 30, 2025	5,963,920	28,000
Addition paid in capital							529,909	529,909
Capital contribution by Non- controlling interests							1,771,093	1,771,093
Foreign currency translation loss						276,901	(56,874)	220,027
Net loss					(4,753,980)		(215,252)	(4,969,232)
Balance at Mar. 31, 2026	$ 149,099	$ 700	$ 36,124,066	$ 1,497,772	$ (33,297,191)	$ (1,951,711)	$ 5,990,397	$ 8,513,132
Balance (in Shares) at Mar. 31, 2026	5,963,920	28,000